8. Accrued Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Accrued Compensation
Accrued Compensation
	March 31, 2016	December 31, 2015
Accrued salaries	$10,735	$–
Accrued payroll taxes – delinquent	211,905	211,905
	$222,640	$211,905

	2015	2014
Accrued officer’s compensation – former CEO	$–	$1,053,187
Accrued other compensation – employee	–	441,462
Accrued payroll taxes – delinquent	211,905	316,044
Accrued payroll taxes on accrued payroll (not yet due)	–	185,866
	$211,905	$1,996,559